UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/11

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Schuck
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Jason Schuck             Springfield, MA            12/31/11


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:	$535668
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
100,000THS Kinder Morgan Mgmt  COM              EKE55U103        0 37538.00 SH       SOLE                 37538.00
AT&T Inc.                      COM              00206R102     9970 329696.00SH       SOLE                329696.00
Advance Nanotech Inc           COM              007486103        0 35000.00 SH       SOLE                 35000.00
Aflac Inc                      COM              001055102    10678 246835.02SH       SOLE                246835.02
Altria Group Inc               COM              02209S103     1141 38492.00 SH       SOLE                 38492.00
American Electric Power        COM              025537101      283  6851.00 SH       SOLE                  6851.00
American Express Co            COM              025816109     7274 154200.24SH       SOLE                154200.24
Apache Corp                    COM              037411105    14804 163433.63SH       SOLE                163433.63
Apple Computer Inc             COM              037833100    17540 43308.00 SH       SOLE                 43308.00
Avon Products Inc.             COM              054303102      635 36360.00 SH       SOLE                 36360.00
BP Amoco Plc Sponsored Adr     COM              055622104      233  5448.00 SH       SOLE                  5448.00
Babson Capital Corporate Inves COM              05617K109      192 10696.00 SH       SOLE                 10696.00
Bank of America Corp           COM              060505104      665 119520.00SH       SOLE                119520.00
Bank of Montreal               COM              063671101    14799 270014.23SH       SOLE                270014.23
Becton Dickinson Corp          COM              075887109    10761 144021.85SH       SOLE                144021.85
Berkshire Hathaway Inc Del Cl  COM              084670702      302  3960.00 SH       SOLE                  3960.00
Berkshire Hills Bancorp        COM              084680107      365 16467.00 SH       SOLE                 16467.00
Best Buy Inc                   COM              086516101     1392 59557.00 SH       SOLE                 59557.00
Bristol Myers Squibb           COM              110122108     1770 50219.00 SH       SOLE                 50219.00
Broadcom Corp                  COM              111320107     4266 145295.00SH       SOLE                145295.00
Calgon Carbon                  COM              129603106    10154 646322.00SH       SOLE                646322.00
Caterpillar Inc                COM              149123101      256  2825.00 SH       SOLE                  2825.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chesapeake Energy Corp         COM              165167107      458 20550.00 SH       SOLE                 20550.00
Chevron Corp                   COM              166764100      617  5796.00 SH       SOLE                  5796.00
Cisco                          COM              17275R102    18478 1021988.65SH      SOLE               1021988.65
Coca Cola Co                   COM              191216100      231  3307.07 SH       SOLE                  3307.07
Corning Inc                    COM              219350105     1361 104870.00SH       SOLE                104870.00
Direxion Shs ETF Large Cap Bea COM              25459W151      443 15000.00 SH       SOLE                 15000.00
Duke Energy Corp               COM              26441C105     1260 57264.00 SH       SOLE                 57264.00
Dupont                         COM              263534109     1315 28715.00 SH       SOLE                 28715.00
EMC Corp                       COM              268648102      359 16647.00 SH       SOLE                 16647.00
Emerging Markets MSCI          COM              464287234     2912 76760.00 SH       SOLE                 76760.00
Emerging Markets-Vanguard      COM              922042858     3270 85577.00 SH       SOLE                 85577.00
Equifax Inc                    COM              294429105     4070 105055.00SH       SOLE                105055.00
Escrow Gerber Scientific Inc.  COM              37373ESC5        0 85212.00 SH       SOLE                 85212.00
Exelis Inc Com                 COM              30162A108     2362 260969.00SH       SOLE                260969.00
ExxonMobil Corp                COM              30231G102    27682 326594.05SH       SOLE                326594.05
Fiserv Inc                     COM              337738108    11314 192610.00SH       SOLE                192610.00
Fluor Corporation              COM              343412102    10564 210226.42SH       SOLE                210226.42
Ford Motor Co                  COM              345370860      562 52220.00 SH       SOLE                 52220.00
Freeport - McMoran             COM              35671D857     1921 52225.00 SH       SOLE                 52225.00
General Dynamics Corp          COM              369550108    11170 168201.57SH       SOLE                168201.57
General Electric               COM              369604103    12096 675351.48SH       SOLE                675351.48
Google Inc-CL A                COM              38259P508    19670 30454.00 SH       SOLE                 30454.00
Harris Corp                    COM              413875105     1427 39595.00 SH       SOLE                 39595.00
IBM                            COM              459200101      514  2795.00 SH       SOLE                  2795.00
IShares Biotech                COM              464287556    10241 98141.00 SH       SOLE                 98141.00
IShares Russell 2000           COM              464287655      850 11524.00 SH       SOLE                 11524.00
IShares S&P Preferred Stock In COM              464288687     2948 82750.00 SH       SOLE                 82750.00
ITT Inds Inc Ind               COM              450911201     2515 130100.00SH       SOLE                130100.00
Illinois Tool Works Inc        COM              452308109     3163 67725.00 SH       SOLE                 67725.00
Intel Corp                     COM              458140100    16246 669923.08SH       SOLE                669923.08
Ishares S&P 600                COM              464287804    18116 265242.23SH       SOLE                265242.23
Ishares Tr Russell 2000 Value  COM              464287630      206  3135.00 SH       SOLE                  3135.00
JP Morgan Chase                COM              46625H100    11658 350615.41SH       SOLE                350615.41
Johnson & Johnson              COM              478160104    15354 234125.79SH       SOLE                234125.79
Kraft Foods Inc Cl A           COM              50075N104     1282 34319.00 SH       SOLE                 34319.00
Lowes                          COM              548661107     1608 63352.00 SH       SOLE                 63352.00
McDonald's Corp                COM              580135101      384  3825.00 SH       SOLE                  3825.00
Medtronic Inc                  COM              585055106    15539 406257.81SH       SOLE                406257.81
Merck & Co Inc                 COM              58933Y105      443 11759.00 SH       SOLE                 11759.00
Microsoft Corp                 COM              594918104    17231 663741.89SH       SOLE                663741.89
Minnesota Mng & Mfg            COM              88579Y101    12759 156115.46SH       SOLE                156115.46
Mylan Labs Inc                 COM              628530107      521 24271.00 SH       SOLE                 24271.00
Nokia Corp Sponsored ADR       COM              654902204      221 45855.00 SH       SOLE                 45855.00
Northeast Utilities            COM              664397106      274  7594.00 SH       SOLE                  7594.00
Nutracea                       COM              67060N204        8 75129.00 SH       SOLE                 75129.00
Oracle Corp                    COM              68389X105     9577 373386.40SH       SOLE                373386.40
Paychex Inc                    COM              704326107     8478 281575.02SH       SOLE                281575.02
Peoples United Fin'l Inc       COM              712704105     1807 140625.00SH       SOLE                140625.00
Pfizer Inc                     COM              717081103     1709 78992.00 SH       SOLE                 78992.00
Phillip Morris International,  COM              718172109      201  2562.00 SH       SOLE                  2562.00
Pitney Bowes                   COM              724479100      295 15900.00 SH       SOLE                 15900.00
Procter & Gamble               COM              742718109    17639 264415.89SH       SOLE                264415.89
Qualcomm Inc                   COM              747525103    16240 296898.54SH       SOLE                296898.54
Research In Motion LTD         COM              760975102      362 25000.00 SH       SOLE                 25000.00
Rite Aid Corp                  COM              767754104       32 25625.00 SH       SOLE                 25625.00
SPDR Gold Trust                COM              78463V107      253  1667.00 SH       SOLE                  1667.00
SPDR S&P Midcap 400            COM              78467Y107     5983 37511.00 SH       SOLE                 37511.00
Schlumberger Ltd               COM              806857108     6317 92477.00 SH       SOLE                 92477.00
Searchlight Minerals Corp Com  COM              812224202      150 230850.00SH       SOLE                230850.00
Sirius XM Radio Inc            COM              82967N108      167 91880.00 SH       SOLE                 91880.00
Smith & Wesson                 COM              831756101       46 10625.00 SH       SOLE                 10625.00
Southern Co                    COM              842587107      273  5908.00 SH       SOLE                  5908.00
Spdr Tr Unit Ser 1             COM              78462F103     4590 36574.00 SH       SOLE                 36574.00
Staples Inc                    COM              855030102      183 13150.00 SH       SOLE                 13150.00
Star Scientific Inc            COM              85517P101       22 10000.00 SH       SOLE                 10000.00
Target Corp                    COM              87612E106    12346 241045.58SH       SOLE                241045.58
Transocean LTD                 COM              H8817H100     2147 55928.00 SH       SOLE                 55928.00
United Technologies            COM              913017109     1670 22844.00 SH       SOLE                 22844.00
Vanguard Mid Cap               COM              922908629     7413 103045.01SH       SOLE                103045.01
Vanguard Small Cap ETF         COM              922908751     1188 17050.00 SH       SOLE                 17050.00
Verizon Communications         COM              92343V104     1343 33481.00 SH       SOLE                 33481.00
Walt Disney                    COM              254687106    13887 370328.47SH       SOLE                370328.47
Wave Systems                   COM              943526301       87 40000.00 SH       SOLE                 40000.00
Webster Financial              COM              947890109      253 12419.00 SH       SOLE                 12419.00
Westfield Financial            COM              96008P104      219 29734.00 SH       SOLE                 29734.00
Xcel Energy Inc                COM              98389B100      233  8445.00 SH       SOLE                  8445.00
Xylem Inc Com                  COM              98419M100     6703 260914.00SH       SOLE                260914.00
1-3 Yr Treasury ETF            ETF              464287457      284  3360.00 SH       SOLE                  3360.00
1-30 Laddered Treasury ETF     ETF              73936T524     1734 53403.00 SH       SOLE                 53403.00
Aggregate Bond ETF             ETF              464287226      316  2870.00 SH       SOLE                  2870.00
Barclays Short Term Muni Bond  ETF              78464A425      200  8220.00 SH       SOLE                  8220.00
Fixed Rate Mortgage Bond ETF   ETF              464288588    15259 141192.00SH       SOLE                141192.00
High Yield Bond ETF            ETF              78464A417     1177 30605.00 SH       SOLE                 30605.00
Powershares 3X Short 25+       ETF              25154N530       90 10000.00 SH       SOLE                 10000.00
Total Bond Mkt ETF             ETF              921937835    21690 259637.00SH       SOLE                259637.00
American Int GR Frac Warrant ( WT               ACG874152        0   132952 SH       SOLE                   132952